TCW High Dividend Equities Fund
TCW High Dividend Equities Fund
Investment Objective
The Fund’s investment objective is to seek high total return from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees TCW High Dividend Equities Fund (USD $)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses TCW High Dividend Equities Fund		Class I	Class N
Management fees		0.65%	0.65%
Distribution and/or service (12b-1) fees		none	0.25%
Other Expenses	[1]	10.54%	10.54%
Total annual fund operating expenses		11.19%	11.44%
Fee Waiver and/or Expense Reimbursement	[2]	10.01%	10.26%
Net Expenses	[2]	1.18%	1.18%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year and calculated as a percentage of the Fund’s assets.
[2]	The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.18% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period November 24, 2014 through December 1, 2015. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example TCW High Dividend Equities Fund (USD $)	1 Year	3 Years
Class I	120	2,302
Class N	120	2,345

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations, no portfolio turnover figures are available.
Principal Investment Strategies
The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities listed on U.S. financial markets. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective, the Fund’s portfolio manager primarily utilizes a qualitative approach to identify potentially high yielding dividend securities of U.S. issuers. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges or NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund will invest primarily in U.S. listed and domiciled companies that have a record of paying dividends, including real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), publicly traded partnerships (“PTPs”), business development companies (“BDCs”) and U.S. equity exchange traded funds (“ETFs”). The Fund may also invest in short-term securities and/or money market instruments, such as commercial paper.

The Fund may invest in options on indices or sell listed covered call options on the stocks it owns. “Covered call options” generally refers to writing or selling call options (i.e. holding a “short” position) on assets on which it has long exposure to in an attempt to generate increased income from the asset. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

Portfolio securities may be sold for a number of reasons, including when the Fund’s portfolio manager believes the individual security has reached its sell target, the portfolio manager perceives deterioration in the credit fundamentals of the company, the portfolio manager believes there are negative macro-economic or geo-political considerations that may affect the company or the portfolio manager believes that another security may offer a better investment opportunity.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio manager’s choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  investment style risk: the risk that the particular style or set of styles that the investment advisor primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.
  real estate investment trusts (“REITs”) risk: the risk that the value of the Fund’s investments in REITs will decline based on a decline in the value of real estate and general real estate market and local economic conditions. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and/or loans collateralized by real estate. REITs are also subject to highly technical and complex provisions under federal tax law.
  business development company (“BDC”) risk: the risk that the value of a security of a BDC will decline. BDCs may have limited operating histories, reliance on their advisors, conflicts of interests, payment of substantial fees to advisors and affiliates, illiquidity and risk liquidations at a value less than the original amount invested. Share redemption plans of non-traded investments are limited and subject to suspension, modification or termination at any time. Any redemptions may be below the purchase price. In addition, non-traded and traded BDCs shares risks including regulatory risks, market cycle risks, interest rate risks, and leverage risks.
  publicly traded partnership (“PTP”) and master limited partnership (“MLP”) risk: the risk that the value of the Fund’s investments will decline due to the Fund’s limited control and limited rights to vote on matters affecting a PTP or MLP, risks related to potential conflicts of interest between a PTP or MLP and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTP or MLP securities may trade in lower volumes than others, due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
  other investment companies risk: the risk that investments by the Fund in the shares of other investment companies, including exchange-traded funds (“ETFs”), are subject to the risks associated with an underlying fund’s portfolio securities. Accordingly, the Fund’s investment in shares of other investment companies will fluctuate in response to such underlying funds’ performance. In addition, Fund shareholders will indirectly bear a proportionate share of any underlying fund’s expenses, in addition to paying the Fund’s expenses. Other investment companies will have their own investment and valuation policies and procedures, each of which may vary from the Fund’s. There can be no assurance that the investment objective of any underlying fund will be achieved.
  globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.
  derivatives risk: the risk of investing in derivative instruments include liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Certain derivatives (e.g. currency futures) involve the investment of a small amount of cash relative to the magnitude of risk assumed, and may increase the impact of resulting gains and loss.
  leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
  options strategy risk: the risk that the Fund’s opportunity to profit from an increase in the market value of its investments may be limited by writing call options.
Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
Because the Fund has not yet commenced operations, it has no investment results.